Submission	Jul. 28, 2025
Submission [Line Items]
Central Index Key	0001758057
Registrant Name	Luminar Technologies, Inc./DE
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES